Investments - Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities By Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cost or Amortized Cost
Cost or Amortized Cost	$ 774.0	$ 802.9
Fair Value
Total	883.9	$ 993.3
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	17.8
Due after one year through five years	63.5
Due after five years through ten years	82.2
Due after ten years	489.6
Total Cost or Amortized Cost, contractual maturity	653.1
Fair Value
Due in one year or less	18.0
Due after one year through five years	66.5
Due after five years through ten years	92.9
Due after ten years	586.3
Total Fair Value, contractual maturity	763.7
Asset-backed
Cost or Amortized Cost
Cost or Amortized Cost	80.4
Fair Value
Fair Value	78.7
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	3.5
Fair Value
Fair Value	3.3
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	37.0
Fair Value
Fair Value	$ 38.2